Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended		103 Months Ended		120 Months Ended	124 Months Ended	152 Months Ended	309 Months Ended	492 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		0.38%	[1]	1.78%	[2]	2.01%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%		7.36%	[1]			6.52%
Lipper High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	4.14%	7.10%					5.65%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.50%				5.00%	[2]	6.44%
T. Rowe Price High Yield Fund, Inc.- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.59%	4.22%						5.80%
Performance Inception Date												Dec. 31, 1984
T. Rowe Price High Yield Fund, Inc.- Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	1.65%						3.26%
T. Rowe Price High Yield Fund, Inc.- Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	2.07%						3.33%
T. Rowe Price High Yield Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	4.35%						5.93%
Performance Inception Date									Aug. 28, 2015
T. Rowe Price High Yield Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	3.93%						5.53%
Performance Inception Date											Mar. 31, 2000
T. Rowe Price High Yield Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	4.98%		7.78%
Performance Inception Date				Mar. 16, 2020
T. Rowe Price U.S. High Yield Fund- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	3.59%				4.65%
Performance Inception Date						May 19, 2017
T. Rowe Price U.S. High Yield Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	3.73%						6.20%
Performance Inception Date										Apr. 30, 2013
T. Rowe Price U.S. High Yield Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	3.44%						5.89%
Performance Inception Date										Apr. 30, 2013
T. Rowe Price U.S. High Yield Fund-Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.80%	0.61%						3.16%
T. Rowe Price U.S. High Yield Fund-Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	1.36%						3.33%

[1]	Return since 3/16/20.
[2]	Return since 5/19/17.
[3]	Return since 3/31/20.